SHARE CAPITAL (Narrative) (Details 1)	1 Months Ended	12 Months Ended
	Feb. 29, 2024 $ / shares	Mar. 31, 2025 CAD ($) Share $ / shares	Mar. 31, 2024 CAD ($) Share $ / shares
Consultants, employees and directors [Member]
Disclosure of classes of share capital [line items]
Number of stock options granted | Share		2,000,000	1,250,000
Grant date fair value of stock options granted | $		$ 1,802,247	$ 1,545,175
Description of vesting		621,250 at the date of issuance; 661,250 after 12 months from the date of issuance; 621,250 after 24 months from the date of issuance; and 96,250 after 36 months from the date of issuance.	416,667 at the date of issuance; 350,000 after 6 months from the date of issuance; 416,667 after 12 months from the date of issuance; and 66,667 after 24 months from the date of issuance.
Consultants, employees and directors [Member] | Minimum [Member]
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 1.42	$ 1.75
Consultants, employees and directors [Member] | Maximum [Member]
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 1.52	$ 2.24
Triera Biosciences Ltd [Member]
Disclosure of classes of share capital [line items]
Number of stock options granted | Share		5,000	195,000
Triera Biosciences Ltd [Member] | Consultants [Member]
Disclosure of classes of share capital [line items]
Number of stock options granted | Share		5,000
Exercise price | $ / shares		$ 1
Description of vesting		The vesting period for the Triera stock options issued was as follows: 1,667 on June 1, 2024; 1,667 on June 1, 2025; and 1,666 on June 1, 2026.
Triera Biosciences Ltd [Member] | Directors and Officers [Member]
Disclosure of classes of share capital [line items]
Number of stock options granted | Share			195,000
Exercise price | $ / shares	$ 1		$ 5
Description of vesting			The vesting period for the Triera stock options issued was as follows: 65,000 at the date of issuance; 65,000 after 6 months from the date of issuance; and 65,000 after 12 months from the date of issuance. In February 2024, the Company repriced the Triera stock options, reducing the exercise price from $5.00 per share to $1.00 per share.